Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Schedule of Detailed Information About Trade Payables Explanatory
	As at December 31,
	2025	2024
	$ Thousands

Trade Payables	126,781	58,293
Accrued expenses and other payables	4,610	5,673
Government institutions	13,728	4,945
Employees and payroll institutions	18,119	17,354
Interest payable	7,346	5,362
Others	74,473	2,364
	245,057	93,991